Randy Legg
Assistant Vice President &
Assistant Counsel

March 2, 2005

VIA EDGAR
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

        Re: Oppenheimer Quest for Value Funds on behalf of Oppenheimer Small
            Cap Value Fund
            Reg. No. 33-15489; File No. 811-5225
            EDGAR Filing of Registration Statement

To the Securities and Exchange Commission:

      Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  as  amended,  I hereby represent  that  no  changes  were  made  to the  Prospectus  and  Statement  of  Additional
Information  of  Oppenheimer  Small Cap Value Fund,  dated  February 28, 2005,  contained in
Post-Effective  Amendment No. 54 to the  Registrant's  Registration  Statement on Form N-1A,
which was filed  electronically  with the Securities and Exchange Commission on February 25,
2005.

Very truly yours,

/s/ Randy Legg
---------------------------
Randy Legg
(303) 768-1026

Attachments

cc:  Ronald M. Feiman, Esq.
     Gloria LaFond

251_coverletter_497(j)(mar04).doc